DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE (Details - Assets and liabilities) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Discontinued Operations and Disposal Groups [Abstract]
Cash		$ 245,000	$ 358,000
Accounts receivable, net		2,124,000	2,144,000
Inventories		490,000	843,000
Prepaid expenses and other current assets		49,000	58,000
Total assets held for sale	$ 2,558,693	2,908,039	3,403,002
Accounts payable		25,000	23,000
Due to Forward China		7,226,000	8,246,000
Other current liabilities		42,000	47,000
Total liabilities held for sale	$ 6,862,552	$ 7,292,858	$ 8,316,256